Discontinued operations - (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
REVENUES		$ 2,589,823	$ 5,505,734
COST OF REVENUES		1,603,887	3,527,402
GROSS PROFIT		985,936	1,978,332
Selling		607,424	3,368,714
General and administrative		954,576	6,142,730
Research and development		922,343	3,323,361
Long-live assets impairment		2,602,589	2,631,019
Total operating expenses		5,086,932	15,465,824
LOSS FROM OPERATIONS		(4,100,996)	(13,487,492)
Interest income		1,296	2,994
Interest expense		(33,682)	(1,450,707)
Other (expense) income, net		(154,275)	1,206,793
Total other income (expense), net		(186,661)	(240,920)
LOSS FROM DISCONTINUED OPERATIONS BEFORE INCOME TAXES		(4,287,657)	(13,728,412)
GAIN ON THE SALE OF DISCONTINUED OPERATIONS BEFORE INCOME TAXES		22,858,286
TOTAL INCOME(LOSS) FROM DISCONTINUED OPERATIONS BEFORE INCOME TAXES		18,570,629	(13,728,412)
INCOME TAX EXPENSE(BENEFIT)			(77,649)
INCOME(LOSS) FROM DISCONTINUED OPERATIONS, NET OF TAX		$ 18,570,629	$ (13,650,763)